SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS
Other than those disclosed in the financial statement, there are no significant subsequent events as of the date of the report.